Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Fair Value Off Balance Sheet Risks Text Block

(In thousands)	December 31, 2014	December 31, 2013
Commitments to extend credit:
Credit card lines	$4,450,284	$4,594,676
Commercial lines of credit	2,415,843	2,569,377
Other unused credit commitments	269,225	326,874
Commercial letters of credit	2,820	3,059
Standby letters of credit	46,362	78,948
Commitments to originate or fund mortgage loans	25,919	47,722